UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	2/28/2019

Item 1 – Reports to Stockholders

PGIM JENNISON BLEND FUND

(Formerly known as Prudential Jennison Blend Fund, Inc.)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Jennison Blend Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Jennison Blend Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Blend Fund informative and useful. The report covers performance for the six-month period ended February 28, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Blend Fund

April 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Blend Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19 (without sales charges)	Average Annual Total Returns as of 2/28/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–5.99	–3.77	5.91	13.57	—
Class B	–6.43	–3.63	6.15	13.37	—
Class C	–6.36	0.14	6.34	13.41	—
Class Z	–5.87	2.13	7.42	14.56	—
Class R6**	–5.87	2.13	N/A	N/A	7.62 (10/26/17)
Russell 3000® Index
	–3.51	5.05	10.15	16.81	—
S&P 500 Index
	–3.04	4.68	10.66	16.66	—
Lipper Multi-Cap Core Funds Average***
	–4.05	2.51	7.71	14.97	—
Lipper Multi-Cap Growth Funds Average***
	–3.72	6.74	9.52	16.73	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***The Fund is compared to the Lipper Multi-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Growth Funds Performance Universe. The Lipper Multi-Cap Core Funds Performance Universe was utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are included. The average annual total return for the Index measured from the month end closest to the inception date of the Fund’s Class R6 shares is 8.03%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month end closest to the inception date of the Fund’s Class R6 shares is 8.20%.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds universe. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. The average annual total return for the Lipper Average measured from the month end closest to the inception date of the Fund’s Class R6 shares is 5.56%.

Lipper Multi-Cap Growth Funds Average—The Lipper Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Growth Funds universe. Funds in the Lipper

PGIM Jennison Blend Fund	9

Your Fund’s Performance (continued)

Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. The average annual total return for the Lipper Average measured from the month end closest to the inception date of the Fund’s Class R6 shares is 10.85%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/19 (%)
Boeing Co. (The), Aerospace & Defense	2.4
Microsoft Corp., Software	2.1
AstraZeneca PLC, Pharmaceuticals	2.0
Amazon.com, Inc., Internet & Direct Marketing Retail	2.0
Alphabet, Inc. (Class A Stock), Interactive Media & Services	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/19 (%)
Software	9.7
Banks	9.3
Pharmaceuticals	5.8
IT Services	5.5
Interactive Media & Services	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Blend Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Blend Fund		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$940.10	0.95%	$4.57
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Class B	Actual	$1,000.00	$935.70	1.91%	$9.17
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class C	Actual	$1,000.00	$936.40	1.74%	$8.35
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Class Z	Actual	$1,000.00	$941.30	0.68%	$3.27
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
Class R6**	Actual	$1,000.00	$941.30	0.68%	$3.27
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of February 28, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.4%

COMMON STOCKS

Aerospace & Defense 3.8%
Airbus SE (France)	8,295	$1,072,678
Boeing Co. (The)	51,634	22,716,895
Safran SA (France)	47,664	6,504,924
United Technologies Corp.	42,216	5,305,285

		35,599,782

Airlines 0.2%
Spirit Airlines, Inc.*	42,223	2,375,044

Auto Components 0.2%
Dorman Products, Inc.*	7,048	570,183
Stoneridge, Inc.*	36,289	1,073,066

		1,643,249

Automobiles 0.7%
Tesla, Inc.*(a)	21,489	6,873,901

Banks 9.3%
Bank of America Corp.	386,976	11,253,262
Bank OZK	13,443	440,930
BankUnited, Inc.	135,927	4,959,976
BB&T Corp.	137,145	6,990,281
Brookline Bancorp, Inc.	134,010	2,141,480
Byline Bancorp, Inc.*	39,332	803,946
Citigroup, Inc.	122,392	7,830,640
Columbia Banking System, Inc.(a)	27,572	1,044,427
Eagle Bancorp, Inc.*	12,048	713,121
East West Bancorp, Inc.	116,540	6,364,249
First Bancorp	74,191	2,907,545
First Commonwealth Financial Corp.	8,259	116,122
First Financial Bancorp	29,425	815,955
Great Western Bancorp, Inc.	49,087	1,843,217
Heritage Financial Corp.	18,900	622,188
Home BancShares, Inc.	77,944	1,518,349
Independent Bank Corp.	8,791	748,378
International Bancshares Corp.	45,425	1,854,249
JPMorgan Chase & Co.	137,449	14,344,178
OFG Bancorp (Puerto Rico)	42,976	889,173
Pinnacle Financial Partners, Inc.	57,966	3,402,025
PNC Financial Services Group, Inc. (The)	53,159	6,699,097
Renasant Corp.	47,948	1,835,450

See Notes to Financial Statements.

PGIM Jennison Blend Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Seacoast Banking Corp. of Florida*	82,265	$2,387,330
Union Bankshares Corp.	64,661	2,299,992
Wintrust Financial Corp.	42,933	3,162,874

		87,988,434

Beverages 0.2%
MGP Ingredients, Inc.(a)	23,473	1,921,265

Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.*	37,966	5,137,939
Amicus Therapeutics, Inc.*(a)	236,380	2,860,198
BioMarin Pharmaceutical, Inc.*	48,018	4,478,159
Emergent BioSolutions, Inc.*	11,473	669,449
FibroGen, Inc.*	25,837	1,493,379
Genomic Health, Inc.*	10,994	835,214
Ligand Pharmaceuticals, Inc.*	10,924	1,355,450
Madrigal Pharmaceuticals, Inc.*	4,771	626,337
Mirati Therapeutics, Inc.*(a)	26,109	1,900,735
Natera, Inc.*	64,210	1,017,086

		20,373,946

Building Products 0.8%
Johnson Controls International PLC	91,787	3,237,328
Masonite International Corp.*	10,672	591,762
PGT Innovations, Inc.*	173,782	2,620,633
Universal Forest Products, Inc.	26,652	825,412

		7,275,135

Capital Markets 1.4%
BrightSphere Investment Group PLC	175,309	2,480,622
Federated Investors, Inc. (Class B Stock)	26,926	801,049
Goldman Sachs Group, Inc. (The)	47,198	9,283,847
Hamilton Lane, Inc. (Class A Stock)	16,502	770,313

		13,335,831

Chemicals 1.7%
DowDuPont, Inc.	57,578	3,064,877
Ferro Corp.*	134,247	2,603,049
FMC Corp.	35,615	3,187,543

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Linde PLC (United Kingdom)	23,655	$4,097,992
PolyOne Corp.	86,334	2,816,215

		15,769,676

Commercial Services & Supplies 0.8%
Advanced Disposal Services, Inc.*	49,525	1,313,403
Covanta Holding Corp.	104,703	1,777,857
Healthcare Services Group, Inc.(a)	20,036	764,974
Knoll, Inc.	56,879	1,203,560
Mobile Mini, Inc.	75,110	2,704,711

		7,764,505

Communications Equipment 1.0%
Cisco Systems, Inc.	179,035	9,268,642

Construction & Engineering 0.5%
Great Lakes Dredge & Dock Corp.*	254,931	2,268,886
KBR, Inc.	62,958	1,244,050
MasTec, Inc.*(a)	27,905	1,204,938

		4,717,874

Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	171,294	2,911,998

Consumer Finance 0.9%
Capital One Financial Corp.	61,372	5,129,472
SLM Corp.*	347,968	3,845,046

		8,974,518

Diversified Consumer Services 0.1%
K12, Inc.*	23,493	752,716

Diversified Telecommunication Services 1.0%
Bandwidth, Inc. (Class A Stock)*	24,168	1,346,641
Cogent Communications Holdings, Inc.	31,737	1,545,909
Verizon Communications, Inc.	115,973	6,601,183

		9,493,733

Electric Utilities 2.6%
American Electric Power Co., Inc.	143,998	11,685,438

See Notes to Financial Statements.

PGIM Jennison Blend Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
El Paso Electric Co.	65,412	$3,519,165
Exelon Corp.	184,115	8,946,148

		24,150,751

Electrical Equipment 0.5%
Atkore International Group, Inc.*	10,559	243,913
Emerson Electric Co.	72,584	4,946,600

		5,190,513

Electronic Equipment, Instruments & Components 0.5%
Anixter International, Inc.*	22,202	1,302,813
AVX Corp.	82,443	1,500,463
TTM Technologies, Inc.*(a)	73,904	895,716
Vishay Intertechnology, Inc.	35,562	779,519

		4,478,511

Energy Equipment & Services 0.7%
Archrock, Inc.	84,426	823,997
Cactus, Inc. (Class A Stock)*	37,803	1,370,737
Helix Energy Solutions Group, Inc.*	112,780	834,572
KLX Energy Services Holdings, Inc.*	19,233	506,982
Schlumberger Ltd.	66,168	2,915,362

		6,451,650

Entertainment 2.0%
IMAX Corp.*	77,344	1,771,951
Netflix, Inc.*	37,604	13,465,992
Twenty-First Century Fox, Inc. (Class A Stock)	73,853	3,724,407

		18,962,350

Equity Real Estate Investment Trusts (REITs) 4.2%
Alexander & Baldwin, Inc.*	49,232	1,128,890
American Tower Corp.	61,579	10,847,141
CareTrust REIT, Inc.	39,237	876,555
Chesapeake Lodging Trust	54,074	1,628,709
Colony Capital, Inc.	127,686	709,934
Columbia Property Trust, Inc.	79,891	1,728,042
CoreCivic, Inc.	36,704	777,391
Cousins Properties, Inc.	25,517	242,922
Crown Castle International Corp.	51,059	6,063,256

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Gaming & Leisure Properties, Inc.	31,320	$1,139,422
Hersha Hospitality Trust	85,613	1,613,805
Independence Realty Trust, Inc.	246,008	2,548,643
LTC Properties, Inc.	25,442	1,130,134
National Storage Affiliates Trust	60,917	1,725,169
Pebblebrook Hotel Trust	22,907	733,253
QTS Realty Trust, Inc. (Class A Stock)	19,360	807,893
Retail Opportunity Investments Corp.	63,284	1,086,586
Sabra Health Care REIT, Inc.	78,399	1,420,590
Summit Hotel Properties, Inc.	127,168	1,448,443
Washington Prime Group, Inc.	190,687	1,102,171
Xenia Hotels & Resorts, Inc.	41,699	814,381

		39,573,330

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	28,033	6,131,938
Performance Food Group Co.*	74,162	2,857,462
Sprouts Farmers Market, Inc.*(a)	75,805	1,767,773
Walmart, Inc.	87,209	8,632,819

		19,389,992

Food Products 1.6%
Adecoagro SA (Argentina)*	193,768	1,377,690
B&G Foods, Inc.(a)	71,251	1,754,200
Cal-Maine Foods, Inc.	13,757	606,684
Conagra Brands, Inc.	114,822	2,683,390
Darling Ingredients, Inc.*	97,444	2,141,819
Mondelez International, Inc. (Class A Stock)	137,396	6,479,595

		15,043,378

Gas Utilities 0.2%
New Jersey Resources Corp.(a)	31,100	1,505,240

Health Care Equipment & Supplies 2.9%
Avedro, Inc.*	25,356	304,272
Edwards Lifesciences Corp.*	31,640	5,356,336
Glaukos Corp.*(a)	32,297	2,395,468
Globus Medical, Inc. (Class A Stock)*	14,581	709,949
Inogen, Inc.*	8,917	958,221
Integra LifeSciences Holdings Corp.*	30,946	1,704,815
Intuitive Surgical, Inc.*	12,229	6,696,723
Merit Medical Systems, Inc.*	28,877	1,609,315

See Notes to Financial Statements.

PGIM Jennison Blend Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Novocure Ltd.*	13,008	$698,660
Zimmer Biomet Holdings, Inc.	55,793	6,925,027

		27,358,786

Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.*(a)	46,146	1,213,178
Amedisys, Inc.*	6,840	850,212
Ensign Group, Inc. (The)	17,523	866,513
HealthEquity, Inc.*	13,554	1,090,826
Laboratory Corp. of America Holdings*	32,334	4,793,192
Premier, Inc. (Class A Stock)*	39,460	1,443,447
Select Medical Holdings Corp.*	80,688	1,195,796
UnitedHealth Group, Inc.	11,178	2,707,535

		14,160,699

Health Care Technology 0.4%
Tabula Rasa HealthCare, Inc.*	23,476	1,293,762
Teladoc Health, Inc.*(a)	34,092	2,194,161

		3,487,923

Hotels, Restaurants & Leisure 2.2%
BJ’s Restaurants, Inc.	15,229	728,555
Brinker International, Inc.	17,433	797,908
Marriott International, Inc. (Class A Stock)	40,133	5,027,461
McDonald’s Corp.	27,039	4,970,850
Penn National Gaming, Inc.*	28,100	698,285
Planet Fitness, Inc. (Class A Stock)*	65,282	3,837,276
Texas Roadhouse, Inc.	32,851	2,079,797
Vail Resorts, Inc.	2,182	454,707
Wingstop, Inc.	35,143	2,340,875

		20,935,714

Household Durables 0.1%
Ethan Allen Interiors, Inc.	7,058	141,725
TRI Pointe Group, Inc.*	77,079	971,195

		1,112,920

Independent Power & Renewable Electricity Producers 0.1%
NextEra Energy Partners LP	18,366	793,228

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 1.8%
Ambac Financial Group, Inc.*	32,214	$636,871
American Equity Investment Life Holding Co.	34,649	1,096,641
Chubb Ltd.	49,698	6,654,562
Employers Holdings, Inc.	27,180	1,132,319
Goosehead Insurance, Inc. (Class A Stock)*(a)	39,075	1,232,816
MetLife, Inc.(a)	139,639	6,310,286

		17,063,495

Interactive Media & Services 5.0%
Alphabet, Inc. (Class A Stock)*	12,828	14,451,383
Alphabet, Inc. (Class C Stock)*	8,640	9,676,109
Cars.com, Inc.*	34,638	815,379
Facebook, Inc. (Class A Stock)*	66,539	10,742,722
Tencent Holdings Ltd. (China)	264,486	11,344,113

		47,029,706

Internet & Direct Marketing Retail 3.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	59,974	10,977,041
Amazon.com, Inc.*	11,509	18,872,803
Booking Holdings, Inc.*	1,797	3,049,581
Etsy, Inc.*	14,577	1,038,903
Stamps.com, Inc.*	9,413	884,728

		34,823,056

IT Services 5.5%
Adyen NV (Netherlands), 144A*	8,442	6,340,519
CACI International, Inc. (Class A Stock)*	8,105	1,477,217
EVERTEC, Inc. (Puerto Rico)	32,122	919,332
Evo Payments, Inc. (Class A Stock)*	70,875	1,893,780
InterXion Holding NV (Netherlands)*	48,377	3,168,694
LiveRamp Holdings, Inc.*	21,611	1,161,591
Mastercard, Inc. (Class A Stock)	57,604	12,947,651
PayPal Holdings, Inc.*	68,528	6,720,541
Square, Inc. (Class A Stock)*	69,868	5,676,076
Visa, Inc. (Class A Stock)	75,452	11,175,950

		51,481,351

Life Sciences Tools & Services 1.1%
Illumina, Inc.*	24,645	7,708,217
Medpace Holdings, Inc.*	14,776	811,941

See Notes to Financial Statements.

PGIM Jennison Blend Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
NeoGenomics, Inc.*	38,290	$750,484
Syneos Health, Inc.*	25,884	1,081,175

		10,351,817

Machinery 1.5%
Actuant Corp. (Class A Stock)(a)	53,609	1,310,740
Gardner Denver Holdings, Inc.*	67,156	1,803,139
Greenbrier Cos., Inc. (The)	16,934	698,528
Milacron Holdings Corp.*	115,181	1,611,382
Mueller Water Products, Inc. (Class A Stock)	6,429	67,119
NN, Inc.	138,922	1,376,717
RBC Bearings, Inc.*	12,982	1,819,427
Rexnord Corp.*	95,784	2,554,559
SPX Corp.*	23,704	861,877
Terex Corp.	21,814	732,732
Trinity Industries, Inc.	22,860	535,153
Welbilt, Inc.*(a)	59,864	956,028

		14,327,401

Media 1.6%
AMC Networks, Inc. (Class A Stock)*	16,462	1,081,718
Cardlytics, Inc.*	40,013	705,029
Comcast Corp. (Class A Stock)	171,266	6,622,856
Liberty Global PLC (United Kingdom) (Class C Stock)*	179,022	4,545,369
MSG Networks, Inc. (Class A Stock)*	34,754	838,961
Nexstar Media Group, Inc. (Class A Stock)	11,379	1,112,070

		14,906,003

Metals & Mining 0.2%
Allegheny Technologies, Inc.*(a)	28,335	811,231
Sandstorm Gold Ltd. (Canada)*(a)	103,607	582,271
Schnitzer Steel Industries, Inc. (Class A Stock)	31,790	772,497

		2,165,999

Mortgage Real Estate Investment Trusts (REITs) 0.6%
MFA Financial, Inc.	500,012	3,635,087
PennyMac Mortgage Investment Trust	81,826	1,667,614

		5,302,701

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 0.1%
NorthWestern Corp.	13,417	$919,601

Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp.	56,732	2,467,842
Callon Petroleum Co.*	101,378	775,542
Chevron Corp.	83,707	10,009,683
CVR Energy, Inc.	27,636	1,120,363
Delek US Holdings, Inc.	21,296	753,452
Noble Energy, Inc.	148,057	3,279,463
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	110,543	6,876,880
Tallgrass Energy LP	53,111	1,201,902
WPX Energy, Inc.*	265,056	3,270,791

		29,755,918

Paper & Forest Products 0.1%
Boise Cascade Co.	23,930	667,408

Pharmaceuticals 5.8%
Allergan PLC	31,447	4,330,566
AstraZeneca PLC (United Kingdom), ADR	459,070	19,088,131
Bristol-Myers Squibb Co.(a)	74,310	3,838,855
Eli Lilly & Co.	75,633	9,551,691
GW Pharmaceuticals PLC (United Kingdom), ADR*	11,907	2,048,123
Horizon Pharma PLC*	99,473	2,885,712
Pfizer, Inc.(a)	244,916	10,617,109
Prestige Consumer Healthcare, Inc.*	64,116	1,876,034

		54,236,221

Professional Services 0.6%
FTI Consulting, Inc.*	17,515	1,298,912
Huron Consulting Group, Inc.*	16,241	744,163
Korn Ferry	42,119	2,054,986
Navigant Consulting, Inc.	62,264	1,282,016

		5,380,077

Real Estate Management & Development 0.2%
Kennedy-Wilson Holdings, Inc.(a)	38,695	804,082
Marcus & Millichap, Inc.*	26,064	1,006,592

		1,810,674

See Notes to Financial Statements.

PGIM Jennison Blend Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail 1.0%
Saia, Inc.*	40,793	$2,698,865
Union Pacific Corp.	38,092	6,388,028

		9,086,893

Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.*	131,059	1,150,698
Broadcom, Inc.	19,797	5,451,302
Brooks Automation, Inc.	79,024	2,537,461
Inphi Corp.*(a)	29,445	1,272,613
Marvell Technology Group Ltd.	38,352	765,122
MaxLinear, Inc.*	88,977	2,236,882
Monolithic Power Systems, Inc.	9,178	1,230,861
NVIDIA Corp.	26,222	4,045,006
Texas Instruments, Inc.	39,900	4,220,622

		22,910,567

Software 9.7%
Adobe, Inc.*	37,772	9,915,150
Bottomline Technologies DE, Inc.*	12,561	626,543
Carbon Black, Inc.*	81,368	1,065,107
CyberArk Software Ltd. (Israel)*	40,971	4,497,387
Everbridge, Inc.*	26,236	1,855,148
HubSpot, Inc.*	28,079	4,727,942
LivePerson, Inc.*	25,471	712,169
Microsoft Corp.	178,960	20,048,889
New Relic, Inc.*	28,623	3,026,882
Paycom Software, Inc.*	13,110	2,382,480
Paylocity Holding Corp.*	6,631	580,677
Proofpoint, Inc.*	19,712	2,327,790
PTC, Inc.*	48,088	4,463,528
Q2 Holdings, Inc.*	33,865	2,330,589
salesforce.com, Inc.*	79,037	12,934,405
SAP SE (Germany), ADR(a)	35,058	3,755,764
Trade Desk, Inc. (The) (Class A Stock)*(a)	15,803	3,121,725
Varonis Systems, Inc.*	38,792	2,209,592
Workday, Inc. (Class A Stock)*	38,628	7,645,640
Zendesk, Inc.*	41,968	3,316,311

		91,543,718

Specialty Retail 1.7%
American Eagle Outfitters, Inc.	28,771	586,928
Asbury Automotive Group, Inc.*	16,104	1,156,106

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Boot Barn Holdings, Inc.*	22,457	$640,025
Five Below, Inc.*	22,500	2,707,875
Hudson Ltd. (Class A Stock)*	93,016	1,385,939
Lowe’s Cos., Inc.	48,378	5,084,044
Monro, Inc.(a)	23,019	1,756,580
Murphy USA, Inc.*	8,542	664,311
National Vision Holdings, Inc.*	25,384	852,902
Party City Holdco, Inc.*(a)	159,786	1,663,372

		16,498,082

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	17,451	3,021,641

Textiles, Apparel & Luxury Goods 3.2%
G-III Apparel Group Ltd.*	43,469	1,547,931
Kering SA (France)	10,759	5,876,794
Lululemon Athletica, Inc.*	37,036	5,570,955
NIKE, Inc. (Class B Stock)	114,546	9,820,029
Steven Madden Ltd.	84,606	2,791,152
Tapestry, Inc.	100,213	3,501,442
Wolverine World Wide, Inc.	21,377	764,441

		29,872,744

Thrifts & Mortgage Finance 0.1%
WSFS Financial Corp.	20,345	880,532

Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc.*	63,976	2,320,410
MRC Global, Inc.*	43,500	733,410

		3,053,820

TOTAL LONG-TERM INVESTMENTS (cost $634,332,547)		906,724,659

SHORT-TERM INVESTMENTS 8.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	26,951,787	26,951,787

See Notes to Financial Statements.

PGIM Jennison Blend Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $55,160,321; includes $55,054,002 of cash collateral for securities on loan)(b)(w)	55,157,495	$55,174,042

TOTAL SHORT-TERM INVESTMENTS (cost $82,112,108)		82,125,829

TOTAL INVESTMENTS 105.1% (cost $716,444,655)		988,850,488
Liabilities in excess of other assets (5.1)%		(47,595,029)

NET ASSETS 100.0%		$941,255,459

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,875,515; cash collateral of $55,054,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,022,180	$7,577,602	$—
Airlines	2,375,044	—	—
Auto Components	1,643,249	—	—
Automobiles	6,873,901	—	—

See Notes to Financial Statements.

24

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Banks	$87,988,434	$—	$—
Beverages	1,921,265	—	—
Biotechnology	20,373,946	—	—
Building Products	7,275,135	—	—
Capital Markets	13,335,831	—	—
Chemicals	15,769,676	—	—
Commercial Services & Supplies	7,764,505	—	—
Communications Equipment	9,268,642	—	—
Construction & Engineering	4,717,874	—	—
Construction Materials	2,911,998	—	—
Consumer Finance	8,974,518	—	—
Diversified Consumer Services	752,716	—	—
Diversified Telecommunication Services	9,493,733	—	—
Electric Utilities	24,150,751	—	—
Electrical Equipment	5,190,513	—	—
Electronic Equipment, Instruments & Components	4,478,511	—	—
Energy Equipment & Services	6,451,650	—	—
Entertainment	18,962,350	—	—
Equity Real Estate Investment Trusts (REITs)	39,573,330	—	—
Food & Staples Retailing	19,389,992	—	—
Food Products	15,043,378	—	—
Gas Utilities	1,505,240	—	—
Health Care Equipment & Supplies	27,358,786	—	—
Health Care Providers & Services	14,160,699	—	—
Health Care Technology	3,487,923	—	—
Hotels, Restaurants & Leisure	20,935,714	—	—
Household Durables	1,112,920	—	—
Independent Power & Renewable Electricity Producers	793,228	—	—
Insurance	17,063,495	—	—
Interactive Media & Services	35,685,593	11,344,113	—
Internet & Direct Marketing Retail	34,823,056	—	—
IT Services	45,140,832	6,340,519	—
Life Sciences Tools & Services	10,351,817	—	—
Machinery	14,327,401	—	—
Media	14,906,003	—	—
Metals & Mining	2,165,999	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,302,701	—	—
Multi-Utilities	919,601	—	—
Oil, Gas & Consumable Fuels	29,755,918	—	—
Paper & Forest Products	667,408	—	—
Pharmaceuticals	54,236,221	—	—
Professional Services	5,380,077	—	—
Real Estate Management & Development	1,810,674	—	—
Road & Rail	9,086,893	—	—
Semiconductors & Semiconductor Equipment	22,910,567	—	—
Software	91,543,718	—	—
Specialty Retail	16,498,082	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$3,021,641	$—	$—
Textiles, Apparel & Luxury Goods	23,995,950	5,876,794	—
Thrifts & Mortgage Finance	880,532	—	—
Trading Companies & Distributors	3,053,820	—	—
Affiliated Mutual Funds	82,125,829	—	—

Total	$957,711,460	$31,139,028	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2019 were as follows:

Software	9.7%
Banks	9.3
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	8.7
Pharmaceuticals	5.8
IT Services	5.5
Interactive Media & Services	5.0
Equity Real Estate Investment Trusts (REITs)	4.2
Aerospace & Defense	3.8
Internet & Direct Marketing Retail	3.7
Textiles, Apparel & Luxury Goods	3.2
Oil, Gas & Consumable Fuels	3.2
Health Care Equipment & Supplies	2.9
Electric Utilities	2.6
Semiconductors & Semiconductor Equipment	2.4
Hotels, Restaurants & Leisure	2.2
Biotechnology	2.2
Food & Staples Retailing	2.1
Entertainment	2.0
Insurance	1.8
Specialty Retail	1.7
Chemicals	1.7
Food Products	1.6
Media	1.6
Machinery	1.5
Health Care Providers & Services	1.5
Capital Markets	1.4
Life Sciences Tools & Services	1.1
Diversified Telecommunication Services	1.0
Communications Equipment	1.0
Road & Rail	1.0%
Consumer Finance	0.9
Commercial Services & Supplies	0.8
Building Products	0.8
Automobiles	0.7
Energy Equipment & Services	0.7
Professional Services	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Electrical Equipment	0.5
Construction & Engineering	0.5
Electronic Equipment, Instruments & Components	0.5
Health Care Technology	0.4
Trading Companies & Distributors	0.3
Technology Hardware, Storage & Peripherals	0.3
Construction Materials	0.3
Airlines	0.2
Metals & Mining	0.2
Beverages	0.2
Real Estate Management & Development	0.2
Auto Components	0.2
Gas Utilities	0.2
Household Durables	0.1
Multi-Utilities	0.1
Thrifts & Mortgage Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Diversified Consumer Services	0.1

See Notes to Financial Statements.

26

Industry Classification (continued):
Paper & Forest Products	0.1%

105.1
Liabilities in excess of other assets	(5.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$53,875,515	$(53,875,515)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Blend Fund	27

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value, including securities on loan of $53,875,515:
Unaffiliated investments (cost $634,332,547)	$906,724,659
Affiliated investments (cost $82,112,108)	82,125,829
Receivable for investments sold	25,240,662
Dividends receivable	1,688,089
Receivable for Fund shares sold	108,263
Tax reclaim receivable	86,152
Prepaid expenses and other assets	10,607

Total Assets	1,015,984,261

Liabilities
Payable to broker for collateral for securities on loan	55,054,002
Payable for investments purchased	17,867,183
Payable for Fund shares reacquired	844,009
Management fee payable	341,601
Accrued expenses and other liabilities	232,702
Distribution fee payable	218,043
Affiliated transfer agent fee payable	171,262

Total Liabilities	74,728,802

Net Assets	$941,255,459

Net assets were comprised of:
Common stock, at par	$483,201
Paid-in capital in excess of par	654,971,331
Total distributable earnings (loss)	285,800,927

Net assets, February 28, 2019	$941,255,459

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share, ($887,901,870 ÷ 45,432,042 shares of common stock issued and outstanding)	$19.54
Maximum sales charge (5.50% of offering price)	1.14

Maximum offering price to public	$20.68

Class B
Net asset value, offering price and redemption price per share,
($4,588,519 ÷ 268,108 shares of common stock issued and outstanding)	$17.11

Class C
Net asset value, offering price and redemption price per share,
($18,049,166 ÷ 1,050,480 shares of common stock issued and outstanding)	$17.18

Class Z
Net asset value, offering price and redemption price per share,
($30,704,867 ÷ 1,568,858 shares of common stock issued and outstanding)	$19.57

Class R6
Net asset value, offering price and redemption price per share,
($11,037 ÷ 564 shares of common stock issued and outstanding)	$19.57

See Notes to Financial Statements.

PGIM Jennison Blend Fund	29

Statement of Operations (unaudited)

Six Months Ended February 28, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $10,821 foreign withholding tax)	$6,718,482
Affiliated dividend income	302,973
Income from securities lending, net (including affiliated income of $33,329)	90,872

Total income	7,112,327

Expenses
Management fee	2,276,053
Distribution fee(a)	1,431,218
Transfer agent’s fees and expenses (including affiliated expense of $354,518)(a)	592,305
Custodian and accounting fees	61,468
Registration fees(a)	38,455
Shareholders’ reports	38,038
Directors’ fees	14,172
Legal fees and expenses	12,786
Audit fee	11,926
Miscellaneous	14,491

Total expenses	4,490,912
Less: Fee waiver and/or expense reimbursement(a)	(31,368)

Net expenses	4,459,544

Net investment income (loss)	2,652,783

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $341)	29,171,505
Foreign currency transactions	1,589

29,173,094

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,056)	(98,165,668)
Foreign currencies	(1,349)

(98,167,017)

Net gain (loss) on investment and foreign currency transactions	(68,993,923)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(66,341,140)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	1,317,305	25,095	88,818	—	—
Transfer agent’s fees and expenses	536,964	26,358	11,680	17,285	18
Registration fees	8,816	7,323	7,432	7,422	7,462
Fee waiver and/or expense reimbursement	—	(23,895)	—	—	(7,473)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,652,783	$3,583,233
Net realized gain (loss) on investment and foreign currency transactions	29,173,094	97,252,015
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(98,167,017)	92,825,645

Net increase (decrease) in net assets resulting from operations	(66,341,140)	193,660,893

Dividends and Distributions
Distributions from distributable earnings*
Class A	(92,129,965)	—
Class B	(596,093)	—
Class C	(2,005,676)	—
Class Z	(3,441,203)	—
Class R6	(1,135)	—

	(98,174,072)	—

Dividends from net investment income*
Class A		(1,051,999)
Class Z		(96,740)
Class R6		(30)

	*	(1,148,769)

Distributions from net realized gains*
Class A		(80,432,886)
Class B		(701,488)
Class C		(1,859,562)
Class Z		(2,829,789)
Class R6		(873)

	*	(85,824,598)

See Notes to Financial Statements.

PGIM Jennison Blend Fund	31

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$7,433,917	$13,125,145
Net asset value of shares issued in reinvestment of dividends and distributions		96,263,221	85,124,609
Cost of shares reacquired		(58,634,613)	(116,264,591)

Net increase (decrease) in net assets from Fund share transactions		45,062,525	(18,014,837)

Total increase (decrease)		(119,452,687)	88,672,689

Net Assets:
Beginning of period		1,060,708,146	972,035,457

End of period(a)		$941,255,459	$1,060,708,146

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$4,124,748

*	For the period ended February 28, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

Prudential Jennison Blend Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. PGIM Jennison Blend Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is long-term capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

PGIM Jennison Blend Fund	33

Notes to Financial Statements (unaudited) (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

34

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the

PGIM Jennison Blend Fund	35

Notes to Financial Statements (unaudited) (continued)

difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

36

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Blend Fund	37

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million, 0.475% of the next $500 million of the Fund’s average daily net assets and 0.45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.49% for the six months ended February 28, 2019.

The Manager has contractually agreed, through December 31, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.91% of average daily net assets for Class B shares, and 0.68% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

38

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

PIMS has advised the Fund that it received $91,993 in front-end sales charges resulting from sales of Class A shares during the reporting period ended February 28, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended February 28, 2019, it received $553, $1,274 and $417 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a

PGIM Jennison Blend Fund	39

Notes to Financial Statements (unaudited) (continued)

quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2019, were $240,828,586 and $297,922,898, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$25,331,158	$80,633,706	$79,013,077	$—	$—	$26,951,787	26,951,787	$302,973
PGIM Institutional Money Market Fund*
51,372,713	188,341,040	184,549,108	9,056	341	55,174,042	55,157,495	33,329	**

$76,703,871	$268,974,746	$263,562,185	$9,056	$341	$82,125,829		$336,302

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Fund.

40

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2019 were as follows:

Tax Basis	$722,829,000

Gross Unrealized Appreciation	287,945,109
Gross Unrealized Depreciation	(21,923,621)

Net Unrealized Appreciation	$266,021,488

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $0.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 200 million, 5 million, 25 million, 340 million, 100 million and 330 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

PGIM Jennison Blend Fund	41

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 564 Class R6 shares of the Fund. At reporting period end, two shareholders of record, each holding greater than 5% of the Fund, held 32% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2019:
Shares sold	299,798	$5,800,918
Shares issued in reinvestment of dividends and distributions	4,978,826	90,366,080
Shares reacquired	(2,658,411)	(52,023,403)

Net increase (decrease) in shares outstanding before conversion	2,620,213	44,143,595
Shares issued upon conversion from other share class(es)	71,458	1,399,041
Shares reacquired upon conversion into other share class(es)	(75,283)	(1,538,242)

Net increase (decrease) in shares outstanding	2,616,388	$44,004,394

Year ended August 31, 2018:
Shares sold	462,661	$10,153,084
Shares issued in reinvestment of dividends and distributions	3,879,456	79,875,580
Shares reacquired	(4,727,750)	(103,603,178)

Net increase (decrease) in shares outstanding before conversion	(385,633)	(13,574,514)
Shares issued upon conversion from other share class(es)	162,152	3,621,855
Shares reacquired upon conversion into other share class(es)	(215,390)	(4,689,669)

Net increase (decrease) in shares outstanding	(438,871)	$(14,642,328)

Class B
Six months ended February 28, 2019:
Shares sold	1,230	$24,004
Shares issued in reinvestment of dividends and distributions	37,193	592,482
Shares reacquired	(15,370)	(258,793)

Net increase (decrease) in shares outstanding before conversion	23,053	357,693
Shares reacquired upon conversion into other share class(es)	(61,288)	(1,051,328)

Net increase (decrease) in shares outstanding	(38,235)	$(693,635)

Year ended August 31, 2018:
Shares sold	5,003	$97,536
Shares issued in reinvestment of dividends and distributions	37,767	696,044
Shares reacquired	(35,931)	(705,749)

Net increase (decrease) in shares outstanding before conversion	6,839	87,831
Shares reacquired upon conversion into other share class(es)	(126,252)	(2,516,665)

Net increase (decrease) in shares outstanding	(119,413)	$(2,428,834)

42

Class C	Shares	Amount
Six months ended February 28, 2019:
Shares sold	73,186	$1,186,319
Shares issued in reinvestment of dividends and distributions	123,109	1,968,514
Shares reacquired	(105,551)	(1,739,047)

Net increase (decrease) in shares outstanding before conversion	90,744	1,415,786
Shares reacquired upon conversion into other share class(es)	(9,524)	(170,053)

Net increase (decrease) in shares outstanding	81,220	$1,245,733

Year ended August 31, 2018:
Shares sold	75,168	$1,469,442
Shares issued in reinvestment of dividends and distributions	98,667	1,820,398
Shares reacquired	(178,744)	(3,535,134)

Net increase (decrease) in shares outstanding before conversion	(4,909)	(245,294)
Shares reacquired upon conversion into other share class(es)	(55,795)	(1,081,138)

Net increase (decrease) in shares outstanding	(60,704)	$(1,326,432)

Class Z
Six months ended February 28, 2019:
Shares sold	21,382	$422,676
Shares issued in reinvestment of dividends and distributions	183,545	3,335,010
Shares reacquired	(247,629)	(4,613,370)

Net increase (decrease) in shares outstanding before conversion	(42,702)	(855,684)
Shares issued upon conversion from other share class(es)	85,153	1,735,621
Shares reacquired upon conversion into other share class(es)	(19,043)	(375,039)

Net increase (decrease) in shares outstanding	23,408	$504,898

Year ended August 31, 2018:
Shares sold	63,002	$1,395,083
Shares issued in reinvestment of dividends and distributions	132,542	2,731,684
Shares reacquired	(384,533)	(8,420,530)

Net increase (decrease) in shares outstanding before conversion	(188,989)	(4,293,763)
Shares issued upon conversion from other share class(es)	260,501	5,677,692
Shares reacquired upon conversion into other share class(es)	(44,549)	(1,012,075)

Net increase (decrease) in shares outstanding	26,963	$371,854

Class R6
Six months ended February 28, 2019:
Shares issued in reinvestment of dividends and distributions	63	$1,135

Net increase (decrease) in shares outstanding	63	$1,135

Period ended August 31, 2018*:
Shares sold	457	$10,000
Shares issued in reinvestment of dividends and distributions	44	903

Net increase (decrease) in shares outstanding	501	$10,903

*	Commencement of offering was October 26, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the

PGIM Jennison Blend Fund	43

Notes to Financial Statements (unaudited) (continued)

period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’ holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

44

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Blend Fund	45

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.31	$21.09	$19.19	$20.82	$23.71	$21.64
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.08	0.06	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.63)	4.07	3.12	0.48	(0.41)	4.44
Total from investment operations	(1.57)	4.15	3.18	0.57	(0.33)	4.49
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.02)	(0.17)	(0.04)	(0.04)	(0.12)
Distributions from net realized gains	(2.11)	(1.91)	(1.11)	(2.16)	(2.52)	(2.30)
Total dividends and distributions	(2.20)	(1.93)	(1.28)	(2.20)	(2.56)	(2.42)
Net asset value, end of period	$19.54	$23.31	$21.09	$19.19	$20.82	$23.71
Total Return(b):	(5.99)%	20.90%	17.31%	2.96%	(1.54)%	22.00%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$888	$998	$912	$874	$950	$1,072
Average net assets (in millions)	$885	$960	$890	$884	$1,029	$1,041
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.95% (e)	0.93%	0.97%	0.98%	0.96%	0.95%
Expenses before waivers and/or expense reimbursement	0.95% (e)	0.93%	0.97%	0.98%	0.96%	0.95%
Net investment income (loss)	0.58% (e)	0.36%	0.30%	0.48%	0.37%	0.22%
Portfolio turnover rate(f)	26%	50%	53%	53%	46%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class B Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.72	$19.09	$17.50	$19.26	$22.23	$20.44
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.12)	(0.07)	(0.04)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.46)	3.66	2.83	0.44	(0.38)	4.19
Total from investment operations	(1.50)	3.54	2.76	0.40	(0.45)	4.09
Less Dividends and Distributions:
Dividends from net investment income	-	-	(0.06)	-	-	-
Distributions from net realized gains	(2.11)	(1.91)	(1.11)	(2.16)	(2.52)	(2.30)
Total dividends and distributions	(2.11)	(1.91)	(1.17)	(2.16)	(2.52)	(2.30)
Net asset value, end of period	$17.11	$20.72	$19.09	$17.50	$19.26	$22.23
Total Return(b):	(6.47)%	19.78%	16.45%	2.24%	(2.23)%	21.20%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5	$6	$8	$10	$15	$22
Average net assets (in millions)	$5	$7	$9	$12	$18	$23
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.91% (e)	1.91%	1.67%	1.68%	1.66%	1.65%
Expenses before waivers and/or expense reimbursement	2.86% (e)	2.43%	1.67%	1.68%	1.66%	1.65%
Net investment income (loss)	(0.40)% (e)	(0.62)%	(0.39)%	(0.22)%	(0.32)%	(0.48)%
Portfolio turnover rate(f)	26%	50%	53%	53%	46%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund	47

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.77	$19.10	$17.50	$19.27	$22.23	$20.45
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.08)	(0.07)	(0.04)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.46)	3.66	2.84	0.43	(0.37)	4.18
Total from investment operations	(1.48)	3.58	2.77	0.39	(0.44)	4.08
Less Dividends and Distributions:
Dividends from net investment income	-	-	(0.06)	-	-	-
Distributions from net realized gains	(2.11)	(1.91)	(1.11)	(2.16)	(2.52)	(2.30)
Total dividends and distributions	(2.11)	(1.91)	(1.17)	(2.16)	(2.52)	(2.30)
Net asset value, end of period	$17.18	$20.77	$19.10	$17.50	$19.27	$22.23
Total Return(b):	(6.36)%	19.99%	16.51%	2.18%	(2.19)%	21.14%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18	$20	$20	$20	$23	$26
Average net assets (in millions)	$18	$20	$20	$22	$25	$26
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.74% (e)	1.70%	1.67%	1.68%	1.66%	1.65%
Expenses before waivers and/or expense reimbursement	1.74% (e)	1.70%	1.67%	1.68%	1.66%	1.65%
Net investment income (loss)	(0.21)% (e)	(0.41)%	(0.40)%	(0.22)%	(0.33)%	(0.48)%
Portfolio turnover rate(f)	26%	50%	53%	53%	46%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.38	$21.13	$19.22	$20.86	$23.76	$21.67
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.14	0.12	0.15	0.15	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)	4.08	3.12	0.48	(0.42)	4.46
Total from investment operations	(1.55)	4.22	3.24	0.63	(0.27)	4.58
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.06)	(0.22)	(0.11)	(0.11)	(0.19)
Distributions from net realized gains	(2.11)	(1.91)	(1.11)	(2.16)	(2.52)	(2.30)
Total dividends and distributions	(2.26)	(1.97)	(1.33)	(2.27)	(2.63)	(2.49)
Net asset value, end of period	$19.57	$23.38	$21.13	$19.22	$20.86	$23.76
Total Return(b):	(5.87)%	21.24%	17.67%	3.24%	(1.27)%	22.43%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$31	$36	$32	$33	$45	$49
Average net assets (in millions)	$32	$34	$30	$37	$43	$45
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.68% (e)	0.66%	0.67%	0.68%	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	0.68% (e)	0.66%	0.67%	0.68%	0.66%	0.65%
Net investment income (loss)	0.85% (e)	0.64%	0.60%	0.77%	0.67%	0.52%
Portfolio turnover rate(f)	26%	50%	53%	53%	46%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund	49

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2019	October 26, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.38	$21.85
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)	3.37
Total from investment operations	(1.55)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.06)
Distributions from net realized gains	(2.11)	(1.91)
Total dividends and distributions	(2.26)	(1.97)
Net asset value, end of period	$19.57	$23.38
Total Return(c):	(5.87)%	17.25%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11	$12
Average net assets (in thousands)	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.68% (e)	0.66%	(e)
Expenses before waivers and/or expense reimbursement	141.98% (e)	218.39%	(e)
Net investment income (loss)	0.85% (e)	0.68%	(e)
Portfolio turnover rate(f)	26%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly,, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Blend Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON BLEND FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX	PBQQX
CUSIP	74441T108	74441T207	74441T306	74441T405	74441T603

* Formerly known as Class Q shares.

MF101E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 12, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly Treasurer and Principal Financial and Accounting Officer

Date:	April 12, 2019